Common Stock (Details Narrative) (USD $)	12 Months Ended			3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013	Mar. 31, 2013 Warrant [Member]	Mar. 31, 2013 Warrant [Member]	Dec. 31, 2012 Warrant [Member]	Dec. 31, 2011 Warrant [Member]	Dec. 31, 2012 WarrantOneMember	Dec. 31, 2012 WarrantTwoMember	Dec. 31, 2012 Director And Officers [Member]	Dec. 31, 2011 Director And Officers [Member]	Mar. 31, 2013 Ceo [Member]
Consulting fees forgiven by Principal stockholder		$ 12,000
Consulting fees forgiven by an officer	57,000
Common stock share issued	107,037,834	100,217,516	107,037,834							235,318	297,516	30,000,000
Value of common stock share issued	10,431	9,992	10,681							88,000	74,000
Number option issued						515,000	1,690,000
Weighted average exercise price of option issued							$ 0.50
Term of warrant							2 years
Weighted average remaining contractual life						6 months	1 year 6 months	2 years 2 months 23 days	4 years 7 months 28 days
Grant date fair values of the Companys option awards	$ 47,822	$ 13,283
Provisions for issuance and granting of options	3,000,000
Price of option	$ 0.50
Number of option grant forfeited	3,000,000
Number of option forfeited	360,000			30,000